RELATED PARTY TRANSACTIONS (Details) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 15, 2016	Dec. 09, 2016	Dec. 31, 2015
Transactions with members of the Board of Directors and management
Loans to related parties	€ 6			€ 100
Deposits to related parties	5			25
Letters of guarantee to related parties	0			10
Total compensation	19			21
Total compensation from continuing operations	10			11
Transactions with subsidiaries, associates and joint ventures
Letters of guarantee to affiliates	2			2
Receivables from affiliates	15			16
Payables to affiliates	13			65
Income from affiliates	14			38
Expense to affiliates	4			11
Transactions with other related parties
Receivables from the employee benefits related funds	723			781
Payables to the employee benefits related funds	146			149
Interest income from the employee benefits related funds	1			2
Interest expense from the employee benefits related funds	€ 1			€ 1
Transactions with HFSF
HFSF percentage of the Bank's ordinary shares	40.39%
HFSF percentage of full voting rights	38.92%
Amount paid for dividends of CoCos issued by the Bank			€ 165
Payments for repurchase of HFSF CoCos	€ 2,029	€ 2,029
Interest accrued for dividends of CoCos issued by the Bank		€ 3